Property, construction in process and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, construction in process and equipment [Abstract]
Reconciliation of Carrying Amount
Reconciliation of carrying amount

		Construction in			Computer	Transportation		Equipment and
	Land	process	Buildings	Elevators	equipment	Equipment	Furniture(1)	other assets	Total
Cost:
Balances as of January 1, 2022	$6,633,676,166	$2,799,006,767	-	-	$6,804,613	$2,643,005	$4,844,499	$3,173,881	$9,450,148,931

Additions	-	1,521,986,623	-	-	304,710	231,683	850,447	-	1,523,373,463
Disposals	(85,296,091)	-	-	-	-	-	-	-	(85,296,091)
Revaluation	1,246,037,181	4,763,002,165	-	-	-	-	-	-	6,009,039,346

Balances as of December 31, 2022	$7,794,417,256	$9,083,995,555	-	$-	$7,109,323	$2,874,688	$5,694,946	$3,173,881	$16,897,265,649
Additions	173,992,200	1,388,105,617	-	-	627,269	-	157,205,729	-	1,719,930,815
Disposals	-	-	-	-	-	-	(163,689,130)	-	(163,689,130)
Capitalization of FF&E and OS&E, buildings and elevators	-	(1,525,827,023)	1,348,289,068	10,964,935	-	-	166,573,020	-	-
Revaluation	(21,598,770)	(2,437,323,707)	1,568,940,131	-	-	-	-	-	(889,982,346)

Balances as of December 31, 2023	$7,946,810,686	$6,508,950,442	$2,917,229,199	$10,964,935	$7,736,592	$2,874,688	$165,784,565	$3,173,881	$17,563,524,988

Additions	32,387,850	1,296,109,229	-	-	415,378	846,019	2,074,071	-	1,331,832,547
Capitalization of FF&E and OS&E, buildings and elevators	-	(2,354,555,747)	1,973,759,232	9,489,941	-	-	371,306,574	-	-
Revaluation	1,505,153,788	(1,981,481,567)	811,137,367	-	-	-	-	-	334,809,588

Balances as of December 31, 2024	$9,484,352,324	$3,469,022,357	$5,702,125,798	$20,454,876	$8,151,970	$3,720,707	$539,165,210	$3,173,881	$19,230,167,123

		Construction in			Computer	Transportation		Equipment and
	Land	process	Buildings	Elevators	equipment	Equipment	Furniture(1)	other assets	Total
Accumulated depreciation:
Balances as of January 1, 2022	$-	$-	$-	$-	$(5,080,742)	$(2,474,060)	$(3,928,505)	$(2,030,272)	$(13,513,579)

Depreciation	-	-	-	-	(811,269)	(152,541)	(151,450)	(152,981)	(1,268,241)

Balances as of December 31, 2022	$-	$-	$-	$-	$(5,892,011)	$(2,626,601)	$(4,079,955)	$(2,183,253)	$(14,781,820)

Depreciation	-	-	(71,580,551)	(1,096,493)	(779,108)	(77,491)	(55,029,094)	(152,462)	(128,715,199)

Balances as of December 31, 2023	-	-	(71,580,551)	(1,096,493)	(6,671,119)	(2,704,092)	(59,109,049)	(2,335,715)	(143,497,019)

Depreciation	-	-	(130,571,011)	(1,807,015)	(731,312)	(286,195)	(137,984,866)	(152,202)	(271,532,601)

Balances as of December 31, 2024	-	-	(202,151,562)	(2,903,508)	(7,402,431)	(2,990,287)	(197,093,915)	(2,487,917)	(415,029,620)

Carrying amounts as of:
December 31, 2022	$7,794,417,256	$9,083,995,555	$-	$-	$1,217,312	$248,087	$1,614,991	$990,628	$16,882,483,829

December 31, 2023	$7,946,810,686	$6,508,950,442	$2,845,648,648	$9,868,442	$1,065,473	$170,596	$106,675,516	$838,166	$17,420,027,969

December 31, 2024	$9,484,352,324	$3,469,022,357	$5,499,974,236	$17,551,368	$749,539	$730,420	$342,071,295	$685,964	$18,815,137,503

(1)	Includes FF&E and OS&E assets.

Non-cash and Cash Transactions in Property, Construction in Process and Equipment
Non-cash and cash transactions in Property, construction in process and equipment

	As of December 31,
	2024	2023	2022

Balances as of January 1	$17,563,524,988	$16,897,265,649	$9,450,148,931
Non-cash transactions:
Revaluation of land and construction in process	334,809,588	(889,982,346)	6,009,039,346
Effect on movement in exchange rates on cash held	-	-	1,451,180
Total non-cash transactions	334,809,588	(889,982,346)	6,010,490,526

Cash transactions:
Construction in process and equipment	1,028,389,379	1,281,108,214	1,189,600,453
Accrued capitalized borrowing costs	303,443,168	275,133,471	247,025,739
Total cash transactions	1,331,832,547	1,556,241,685	1,436,626,192

Balances as of December 31	$19,230,167,123	$17,563,524,988	$16,897,265,649

Valuation Technique and Significant Unobservable Inputs
The following table shows the valuation technique used in measuring the fair value of the land, construction in process and buldings, as well as the significant unobservable inputs used.

The revaluation surplus (loss) for the years ended December 31, 2024, 2023 and 2022 were $334,809,588, $(889,982,346) and $6,009,039,346, respectively.

Valuation technique		Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
Land

Group directors use the market-based approach to determine the value of the land as described in the valuation reports prepared by the appraisers.		The appraiser compared the comps to the Subject Assets using comparison elements that include market conditions, location, and physical characteristics.	The estimated fair value would increase if the adjustments applied were higher.

In estimating the fair value of the subject assets, the appraiser performed the following:

•	Researched market data to obtain information pertaining to sales and listings (comps) that are similar to the Subject Asset.	• Location (0.80 - 1). • Size (1.08 - 1.20). • Market conditions (0.8 - 1).
•	Selected relevant units of comparison (e.g., price per square meter), and developed a comparative analysis for each.
•	Compared the comps to the Subject Asset using elements of comparison that may include, but are not limited to, market conditions, location, and physical characteristics; and adjusted the comps as appropriate.
•	Reconciled the multiple value indications that resulted from the adjustment of the comps into a single value indication.
•	The selected price per square meter is consistent with market prices rates paid by market participants and/or current asking market prices rates for comparable properties.

Valuation technique		Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
Construction in process

Group directors use the cost approach to determine the value of construction in process as described in the valuation reports prepared by the appraisers.
In estimating the fair value of building and site improvements, the appraiser performed the following:

		The appraiser used an adjustment factor regarding the status of the construction in process. Work in progress adjustment (0.6 – 0.98).	The estimated fair value would increase if the adjustments applied were higher.
•	Estimated replacement cost of the building and site improvements, as though new, considering items such as indirect costs.
•	Estimated and applied deductions related to accrued depreciation, resulting from physical deterioration, and work in progress.

Building

Group directors use the fair market value based on the discounted cashflow approach  to determine the value buildings in current operation that Management considers are in the final stage of ramp up as described in the valuation reports prepared by the appraisers (Insurgentes 421 complex), as well as use the cost approach to determine the value of buldings in current operation that has beginning their ramp up period (Cancun Complex/Hotel Vivid portion).
In estimating the fair value of building and site improvements, the appraiser performed the following:

The appraiser used the discounted cashflow approach to determine the value of the buildings:
Expected market rental growth 2025 – 8.9% and 4.6% long term.
Discount rate – 12.5%
Occupancy rate – 2025 68% and once stabilized 70.0% and 72.5% after 2029

The estimated fair value would increase if the adjustments applied were higher.
•	Estimated and applied deductions related to accrued depreciation, resulting from physical deterioration.
•	Estimated incomes based in the trends of historical operations
•	Estimated replacement cost of the building and site improvements, as though new, considering items such as indirect costs.
Estimated and applied deductions related to accrued depreciation, resulting from physical deterioration, and work in progress.

Land and Construction in Process Measured on a Historical Cost Basis
If the Group’s land, construction in process and buildings been measured on a historical cost basis, the carrying amounts would have been as shown in the next page.

	As of December 31,
	2024	2023

Land	$705,682,511	$673,294,661
Construction in process	2,708,804,812	3,842,687,148
Buildings	3,574,609,548	1,433,489,954
Total	$6,989,096,871	$5,949,471,763

Properties Subject to Registered Debenture that Forms Security for Certain Loans
As of December 31, 2024 and 2023, properties with carrying amount of $18,817,329,303, and $17,694,421,947, respectively, were subject to mortgages or security trusts that form part of the security for certain bank loans. A list of the properties granted and the related loans is as follows:

2024

Property	Associated Credit Reference

Units 1, 2 / Grand Island	See Note 10 Terms and repayment schedule (16)
Unit 3 / Grand Island II	See Note 10 Terms and repayment schedule (8), (9), (14) & (15) See Note 10 Terms and repayment schedule (13) See Note 10 Terms and repayment schedule (4), (5), (6) & (7) and Note 6 reference 7
Units 4 & 5
Unit 8, No. 56-A-1, Supermanzana A2, Sup. 824.20 M2
Unit 9, No. 56-A-1, Supermanzana A2, Sup. 832.94 M2
Insurgentes Sur 421 Complex	See Note 10 Terms and repayment schedule (3)
Beach Club – Playa Delfines	See Note 10 Terms and repayment schedule (10)
Plot of land: La Punta Bajamar / Lote 1, Manzana S/M, Sup. 4,117.88 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 2, Manzana S/M, Sup. 6,294.08 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 3 (Vialidad), Manzana S/M, Sup. 4,117.88 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 4, Manzana S/M, Sup. 10,015.68 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 5, Manzana S/M, Sup. 11,986.53 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 6, Manzana S/M, Sup. 2,912.02 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 7, Manzana S/M, Sup. 568.51 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 8, Manzana S/M, Sup. 635.25 M2	See Note 10 Terms and repayment schedule (7)

2023

Property	Associated Credit Reference

Unit 1, 2, 4 y 5 / Grand Island	See Note 10 Terms and repayment schedule (1) See Note 10 Terms and repayment schedule (8), (9), (14) & (15) See Note 10 Terms and repayment schedule (4), (5), (6) & (7) and Note 6 reference 7
Unit 3 / Grand Island II
Unit 8, No. 56-A-1, Supermanzana A2, Sup. 824.20 M2
Unit 9, No. 56-A-1, Supermanzana A2, Sup. 832.94 M2
Insurgentes Sur 421 Complex	See Note 10 Terms and repayment schedule (3)
Beach Club – Playa Delfines	See Note 10 Terms and repayment schedule (1) and (10)
Plot of land: La Punta Bajamar / Lote 1, Manzana S/M, Sup. 4,117.88 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 2, Manzana S/M, Sup. 6,294.08 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 3 (Vialidad), Manzana S/M, Sup. 4,117.88 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 4, Manzana S/M, Sup. 10,015.68 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 5, Manzana S/M, Sup. 11,986.53 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 6, Manzana S/M, Sup. 2,912.02 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 7, Manzana S/M, Sup. 568.51 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 8, Manzana S/M, Sup. 635.25 M2	See Note 10 Terms and repayment schedule (7)